Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Summary of Stock Option Activity

A summary of option activity during the year ended December 31, 2020 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		RMB		RMB
Outstanding, as of January 1, 2020	2,247,187	0.6	4.7	171,306
Forfeited	(4)
Exercised	(242,718)
Outstanding, as of December 31, 2020	2,004,465	0.5	3.7	148,848
Vested and expected to vest as of December 31, 2020	2,004,465	0.5	3.7	148,848
Exercisable as of December 31, 2020	2,004,465	0.5	3.7	148,848

Schedule of restricted share units activities

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB
Outstanding, as of December 31, 2019	2,520,555	61.05

Granted	2,714,283	70.09
Vested	(1,509,768)	58.83
Forfeited	(381,659)	79.83
Cancelled	(8,479)	36.82
Outstanding and unvested, as of December 31, 2020	3,334,932	68.40

Schedule of Allocated Share-Based Compensation Expense

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Fulfillment	5,831	9,839	8,497
Sales and marketing	28,346	22,209	38,631
Technology and content	13,445	9,817	16,711
General and administrative	28,240	33,318	44,601

	75,862	75,183	108,440